Balance Sheet Details - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accrued Liabilities Current [Abstract]
Accrued compensation	$ 1,573	$ 1,812
Accrued Director “tail” insurance policy	1,178
Accrued Officer disbursements related to proxy	1,397
Other accrued liabilities	156	981
Total	$ 4,304	$ 2,793